Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Allowance for doubtful accounts	$ 23	$ 10
Inventory reserve and uniform capitalization	18	49
Accrued expenses and other liabilities	36	625
Deferred revenue	(140)	(539)
Other assets	198	117
Property and equipment	(128)	(19)
Intangibles	121	99
Goodwill	(50)	(36)
Net operating loss carryforwards	1,895	2,941
Total deferred tax assets	1,973	3,247
Valuation allowance		(588)
Net deferred tax assets after valuation allowance	$ 1,973	$ 2,659